SEGMENT INFORMATION (Schedule of Reconciliation of Segment Profitability) (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Employee Benefits and Share-Based Compensation	$ 19,900,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	9,200,000
Litigation Settlement, Fee Expense	20,000,000
Change in unrealized gain (loss) on foreign currency fair value hedging instruments.	3,200,000	$ 2,200,000
Change in unrealized gain loss on embedded foreign currency fair value hedging instruments 2	1,700,000	400,000
Offset by loss on disposal of assets	1,400,000
Other Nonoperating Income		$ 5,800,000
Unrealized impairment charges	$ 21,500